Commitments and Contingencies - Other Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 2,415
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 26,124
Weighted-average remaining lease term — operating leases (years)	7 years 8 months 12 days
Weighted-average discount rate — operating leases (percent)	6.80%